Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($) Segment shares	Mar. 31, 2025 SGD ($) shares	Mar. 31, 2024 SGD ($) shares
Summary of Significant Accounting Policies [Line Items]
Goods delivered to customer sites amount (in Dollars)		$ 180,597
Impairment of long-lived assets (in Dollars)
Payment obligations (in Dollars)
Number of Reportable Segments (in Segment) | Segment	1
Depositor insured amount (in Dollars)	$ 100,000
Provision for income taxes (in Dollars)
Dilutive securities (in Shares) | shares
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Calculated currency rate	0.7756
SGD [Member]
Summary of Significant Accounting Policies [Line Items]
Calculated currency rate	1
Customer Concentration Risk [Member] | Customer A [Member] | Total Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.50%	15.00%	11.20%
Customer Concentration Risk [Member] | Customer A [Member] | Total Account Receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	9.20%	7.50%
Customer Concentration Risk [Member] | Customer B [Member] | Total Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	10.60%	10.30%	10.20%
Customer Concentration Risk [Member] | Customer B [Member] | Total Account Receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	24.90%	16.50%
Customer Concentration Risk [Member] | Customer C [Member] | Total Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	6.30%
Customer Concentration Risk [Member] | Customer C [Member] | Total Account Receivables [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	17.50%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Vendor B [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.60%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Vendor C [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	39.90%	48.90%	41.50%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Vendor A [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.20%	12.00%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Vendor D [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	11.30%
Supplier Concentration Risk [Member] | Total Purchases [Member] | Vendor E [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	3.70%
Supplier Concentration Risk [Member] | Total Account Payables [Member] | Vendor C [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	46.10%	55.90%
Supplier Concentration Risk [Member] | Total Account Payables [Member] | Vendor A [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	15.40%
Supplier Concentration Risk [Member] | Total Account Payables [Member] | Vendor D [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage
Supplier Concentration Risk [Member] | Total Account Payables [Member] | Vendor E [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	18.50%